Health Care Costs Payable (Tables)	12 Months Ended
Dec. 31, 2015
Health Care Costs Payable [Abstract]
Components Of Change In Health Care Costs Payable
The following table shows the components of the change in health care costs payable during 2015, 2014 and 2013:

(Millions)	2015	2014	2013
Health care costs payable, beginning of the period	$5,621.1	$4,547.4	$2,992.5
Less: Reinsurance recoverables	5.8	8.5	3.8
Health care costs payable, beginning of the period, net	5,615.3	4,538.9	2,988.7
Acquisition of businesses	—	29.2	1,417.2
Add: Components of incurred health care costs
Current year	42,552.6	41,327.5	33,344.8
Prior years	(840.6)	(580.8)	(448.8)
Total incurred health care costs	41,712.0	40,746.7	32,896.0
Less: Claims paid
Current year	36,389.5	35,850.7	30,112.7
Prior years	4,636.2	3,848.8	2,608.0
Total claims paid	41,025.7	39,699.5	32,720.7
Disposition of business	—	—	(42.3)
Health care costs payable, end of period, net	6,301.6	5,615.3	4,538.9
Add: Reinsurance recoverables	4.1	5.8	8.5
Health care costs payable, end of the period	$6,305.7	$5,621.1	$4,547.4